Commitments	12 Months Ended
Dec. 31, 2016
Commitments
Commitments

21. Commitments

Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2016 were as follows:

Year Ended December 31	RMB
2017	51,258,404
2018	31,910,135
2019	10,121,586
2020	718,299
2021 and after	—

Total	94,008,424

Rental expenses were RMB19,270,251, RMB31,927,239 and RMB65,303,048 during the years ended December 31, 2014, 2015 and 2016, respectively.

Investment commitments

The Group was obligated to provide capital injection up to RMB59,895,000 to the following equity method investees as of December 31, 2016:

Year Ended December 31	RMB
Guojinwenying	9,000,000
Shanghai HuijuAsset Management Co., Ltd.	3,750,000
Shanghai Jingzhou Asset Management Co., Ltd.	1,800,000
Xiamen Zipai Asset Management Co., Ltd.	9,180,000
Shanghai Jufu Assets Management Co., Ltd.	3,675,000
Shanghai Zhoushi Asset Management Co., Ltd.	1,960,000
Shanghai Juzhi Asset Management Co., Ltd.	2,500,000
Beijing Donglinjusheng Investment Management Co., Ltd.	2,100,000
Shanghai Qihu Financial Information Co., Ltd	10,500,000
Hehui	1,470,000
Shanghai Xinhao Investment Management Co., Ltd	4,900,000
Shanghai Qianchang Investment Management Co., Ltd	4,700,000
Shanghai Zhouzhi Investment Management Co., Ltd.	4,000,000
Others	360,000

Total	59,895,000